INVENTORIES (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Classes of current inventories [abstract]
Consumable stores	R 250.7	R 232.7
Ore stockpiles	23.8	30.2
Gold in process	79.9	67.9
Finished inventories - Gold Bullion	105.6	82.8
Total inventories	R 460.0	R 413.6